Impairment losses and goodwill - Impairment - Effects of implementing IFRS 15 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Goodwill	€ 27,174	€ 26,911	€ 26,979	€ 26,932
Increase (decrease) due to application of IFRS 15 [member]
Assets [abstract]
Goodwill		€ (184)	€ (177)	€ (139)